Share-based Compensation - Share-based Payment Arrangement, Option, Activity (Detail) - Share-based Payment Arrangement, Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding	33,824,056
Weighted average exercise price, Outstanding	$ 0.1616
Global Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding	36,844,725	16,154,051	19,463,440
Number of options, Granted	0	21,631,945
Number of options, Exercised		(201,040)	(707,396)
Number of options, Forfeited	(3,020,669)	(740,231)	(2,601,993)
Number of options, Outstanding	33,824,056	36,844,725	16,154,051
Number of options, Vested and exercisable	24,166,379	11,884,664	5,004,126
Weighted average exercise price, Outstanding	$ 0.1608	$ 0.1607	$ 0.1607
Weighted average exercise price, Granted		0.1609
Weighted average exercise price, Exercised		0.1607	0.1607
Weighted average exercise price, Forfeited	0.1515	0.1607	0.1607
Weighted average exercise price, Outstanding	0.1616	0.1608	0.1607
Weighted average exercise price, Vested and exercisable	$ 0.164	$ 0.1709	$ 0.1607